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                    [PFL Life Insurance Company Letterhead]



September 5, 2000

VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Life Variable Annuity Account A
     File No. 811-08197, CIK 0001034624
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Life Variable Annuity Account A, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Atlas Insurance Trust, AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Endeavor Series Trust, Federated Insurance Series, Janus Aspen Series and WRL Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 29, 2000, Atlas Insurance Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001031877); on September 1, 2000, AIM Variable Insurance Funds filed its semi-annual report with the commission via EDGAR (CIK: 0000896435); on August 21, 2000, Alliance Variable Products Series Fund, Inc. (Premier Growth and Technology) filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316); on August 25, 2000, Alliance Variable Products Series Fund, Inc. (Growth) filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316) on August 23, 2000, The Dreyfus Socially Responsible Growth Fund, Inc. filed its semi-annual report with the commission via EDGAR (CIK: 0000890064); on August 18, 2000, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383); on August 29, 2000 Endeavor Series Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000847254); on August 21, 2000, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577); on August 23, 2000, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK 0000906185); and on August 25, 2000, WRL Series Fund, Inc. filed its semi-annual
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Securities and Exchange Commission
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September 5, 2000


report with the Commission via EDGAR (CIK: 0000778207). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division